CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 1,205	$ 1,274	$ 2,536	$ 2,410
Other income		61	14	87	85
Direct operating costs	[1]	(425)	(366)	(826)	(716)
Management service costs		(55)	(65)	(112)	(141)
Interest expense		(402)	(294)	(796)	(560)
Share of earnings from equity-accounted investments		13	29	46	48
Foreign exchange and financial instruments gain (loss)		153	(12)	295	(49)
Depreciation		(458)	(389)	(887)	(790)
Other		78	(7)	28	(54)
Income tax (expense) recovery
Current		(37)	(31)	(80)	(73)
Deferred		18	(31)	37	(5)
Income tax (expense) recovery		(19)	(62)	(43)	(78)
Net income		151	122	328	155
Net income attributable to:
Preferred limited partners' equity		10	12	20	23
Limited partners' equity		$ (28)	$ (9)	$ (54)	$ (53)
Basic earnings (loss) per LP Unit (in dollars per share)		$ (0.10)	$ (0.03)	$ (0.20)	$ (0.19)
Diluted earnings (loss) per LP Unit (in dollars per share)		$ (0.10)	$ (0.03)	$ (0.20)	$ (0.19)
Non-controlling interests
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 536	$ 598	$ 1,174	$ 1,134
Direct operating costs		(220)	(157)	(410)	(300)
Management service costs		0	0	0	0
Interest expense		(226)	(145)	(443)	(277)
Foreign exchange and financial instruments gain (loss)		125	0	211	(14)
Depreciation		(221)	(166)	(422)	(330)
Other		247	52	334	84
Income tax (expense) recovery
Current		(25)	(25)	(55)	(55)
Deferred		(14)	(25)	(1)	(29)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net income		167	96	352	182
Net income attributable to:
Non-controlling interests		167	96	352	182
General partnership interest in a holding subsidiary held by Brookfield
Income tax (expense) recovery
Net income		27	23	55	47
Net income attributable to:
Non-controlling interests		27	23	55	47
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax (expense) recovery
Net income		(20)	(7)	(38)	(38)
Net income attributable to:
Non-controlling interests		(20)	(7)	(38)	(38)
BEPC exchangeable shares
Net income attributable to:
Non-controlling interests		(18)	(6)	(34)	(33)
Preferred equity
Income tax (expense) recovery
Net income		6	6	13	13
Net income attributable to:
Non-controlling interests		6	6	13	13
Perpetual subordinated notes
Income tax (expense) recovery
Net income		7	7	14	14
Net income attributable to:
Non-controlling interests		$ 7	$ 7	$ 14	$ 14

[1]	Direct operating costs exclude depreciation expense disclosed below.